Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 84.87%
Communication services: 0.77%
Interactive media & services: 0.77%
Alphabet Incorporated Class A †	5,000	$ 8,763,200
Consumer discretionary: 0.93%
Specialty retail: 0.93%
The Home Depot Incorporated	40,000	10,624,800
Consumer staples: 0.21%
Food products: 0.21%
Lamb Weston Holdings Incorporated	30,001	2,362,279
Health care: 30.83%
Biotechnology: 11.23%
AbbVie Incorporated	520,000	55,718,000
Alexion Pharmaceuticals Incorporated †	140,000	21,873,600
Amgen Incorporated	140,000	32,188,800
Neurocrine Biosciences Incorporated †	90,000	8,626,500
Vertex Pharmaceuticals Incorporated †	40,000	9,453,600
		127,860,500
Health care equipment & supplies: 5.48%
Abbott Laboratories	160,000	17,518,400
Becton Dickinson & Company	55,000	13,762,100
Danaher Corporation	140,000	31,099,600
ElectroCore LLC †	30,000	46,800
		62,426,900
Health care providers & services: 2.51%
Anthem Incorporated	35,000	11,238,150
McKesson Corporation	100,000	17,392,000
		28,630,150
Life sciences tools & services: 4.57%
Bio-Rad Laboratories Incorporated Class A †	15,000	8,744,100
IQVIA Holdings Incorporated †	60,000	10,750,200
Thermo Fisher Scientific Incorporated	70,000	32,604,600
		52,098,900
Pharmaceuticals: 7.04%
Bausch Health Companies Incorporated †	540,000	11,232,000
Bristol-Myers Squibb Company	640,000	39,699,200
Horizon Therapeutics plc †	212,000	15,507,800
Merck KGaA ADR	400,000	13,748,000
		80,187,000
Industrials: 9.16%
Aerospace & defense: 2.99%
Curtiss-Wright Corporation	45,000	5,235,750
Huntington Ingalls Industries Incorporated	15,000	2,557,200
See accompanying notes to portfolio of investments

Wells Fargo Diversified Capital Builder Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Aerospace & defense (continued)
L3Harris Technologies Incorporated	130,000	$ 24,572,600
Lockheed Martin Corporation	5,000	1,774,900
		34,140,450
Electrical equipment: 1.54%
AMETEK Incorporated	145,000	17,536,300
Industrial conglomerates: 1.22%
Honeywell International Incorporated	35,000	7,444,500
Roper Technologies Incorporated	15,000	6,466,350
		13,910,850
Machinery: 3.41%
Crane Company	60,000	4,659,600
IDEX Corporation	80,000	15,936,000
John Bean Technologies Corporation	160,000	18,219,200
		38,814,800
Information technology: 35.57%
Electronic equipment, instruments & components: 4.21%
Amphenol Corporation Class A	300,000	39,231,000
FLIR Systems Incorporated	100,000	4,383,000
MTS Systems Corporation	75,000	4,362,000
		47,976,000
IT services: 6.68%
Akamai Technologies Incorporated †	340,000	35,696,600
Leidos Holdings Incorporated	350,000	36,792,000
MasterCard Incorporated Class A	10,000	3,569,400
		76,058,000
Semiconductors & semiconductor equipment: 15.00%
Advanced Micro Devices Incorporated †	300,000	27,513,000
Analog Devices Incorporated	20,000	2,954,600
Broadcom Incorporated	150,000	65,677,500
Microchip Technology Incorporated	235,000	32,455,850
Micron Technology Incorporated †	175,000	13,156,500
NVIDIA Corporation	4,500	2,349,900
QUALCOMM Incorporated	35,000	5,331,900
Texas Instruments Incorporated	70,000	11,489,100
Xilinx Incorporated	70,000	9,923,900
		170,852,250
Software: 7.43%
Adobe Incorporated †	50,000	25,006,000
ANSYS Incorporated †	30,000	10,914,000
Microsoft Corporation	120,000	26,690,400
Synopsys Incorporated †	85,000	22,035,400
		84,645,800
See accompanying notes to portfolio of investments

2  |  Wells Fargo Diversified Capital Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Technology hardware, storage & peripherals: 2.25%
Apple Incorporated	172,000	$ 22,822,680
Western Digital Corporation	50,000	2,769,500
		25,592,180
Materials: 4.30%
Chemicals: 1.86%
Eastman Chemical Company	30,000	3,008,400
Huntsman Corporation	80,000	2,011,200
The Sherwin-Williams Company	20,000	14,698,200
Tronox Holdings plc Class A	100,000	1,462,000
		21,179,800
Containers & packaging: 2.44%
AptarGroup Incorporated	76,500	10,472,085
Berry Global Group Incorporated †	300,000	16,857,000
Sealed Air Corporation	10,000	457,900
		27,786,985
Real estate: 0.35%
Equity REITs: 0.35%
Crown Castle International Corporation	25,000	3,979,750
Utilities: 2.75%
Gas utilities: 0.17%
Atmos Energy Corporation	20,000	1,908,600
Independent power & renewable electricity producers: 2.58%
Vistra Energy Corporation	1,495,000	29,391,700
Total Common stocks (Cost $654,515,614)		966,727,194

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 12.55%
Consumer discretionary: 0.25%
Household durables: 0.25%
Installed Building Company 144A	5.75%	2-1-2028	$ 2,700,000	$ 2,875,500
Health care: 3.55%
Health care equipment & supplies: 0.48%
Hologic Incorporated	3.25	2-15-2029	5,440,000	5,535,200
Health care providers & services: 2.98%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	1,000,000	1,022,500
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,000,000	1,047,570
Centene Corporation	4.63	12-15-2029	6,500,000	7,216,365
DaVita Incorporated 144A	4.63	6-1-2030	13,550,000	14,363,000
Encompass Health Corporation	4.63	4-1-2031	2,500,000	2,675,000
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	7,400,000	7,585,000
				33,909,435
See accompanying notes to portfolio of investments

Wells Fargo Diversified Capital Builder Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.09%
Catalent Pharma Solutions Incorporated 144A	4.88%	1-15-2026	$ 1,000,000	$ 1,020,000
Industrials: 2.38%
Aerospace & defense: 0.77%
TransDigm Group Incorporated	6.38	6-15-2026	7,000,000	7,245,000
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,541,250
				8,786,250
Commercial services & supplies: 0.18%
ACCO Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,541,250
Stericycle Incorporated 144A	3.88	1-15-2029	500,000	513,750
				2,055,000
Electrical equipment: 0.10%
Resideo Funding Incorporated 144A	6.13	11-1-2026	1,112,000	1,170,380
Machinery: 0.97%
SPX FLOW Incorporated 144A	5.88	8-15-2026	10,500,000	10,972,500
Trading companies & distributors: 0.36%
WESCO Distribution Incorporated	5.38	6-15-2024	4,000,000	4,100,000
Information technology: 3.66%
Electronic equipment, instruments & components: 1.60%
MTS Systems Corporation 144A	5.75	8-15-2027	4,000,000	4,340,800
TTM Technologies Incorporated 144A	5.63	10-1-2025	13,505,000	13,825,744
				18,166,544
Semiconductors & semiconductor equipment: 0.83%
Broadcom Incorporated	4.75	4-15-2029	3,500,000	4,183,604
Microchip Technology Incorporated 144A	4.25	9-1-2025	5,000,000	5,289,308
				9,472,912
Software: 0.39%
Citrix Systems Incorporated	3.30	3-1-2030	4,000,000	4,416,894
Technology hardware, storage & peripherals: 0.84%
Western Digital Corporation	4.75	2-15-2026	8,700,000	9,613,500
Materials: 2.20%
Chemicals: 0.97%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,435,700
Olin Corporation	5.50	8-15-2022	1,000,000	1,045,000
Valvoline Incorporated 144A%%	3.63	6-15-2031	1,500,000	1,542,758
				11,023,458
Containers & packaging: 1.23%
Ball Corporation	2.88	8-15-2030	12,000,000	11,970,000
Berry Global Incorporated 144A	4.50	2-15-2026	2,000,000	2,045,000
				14,015,000
See accompanying notes to portfolio of investments

4  |  Wells Fargo Diversified Capital Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real estate: 0.41%
Equity REITs: 0.41%
Iron Mountain Incorporated 144A	4.50%	2-15-2031	$ 4,500,000	$ 4,713,750
Utilities: 0.10%
Electric utilities: 0.10%
NRG Energy Incorporated 144A	5.25	6-15-2029	1,000,000	1,100,000
Total Corporate bonds and notes (Cost $137,198,599)				142,946,323
Yankee corporate bonds and notes: 2.30%
Financials: 0.45%
Diversified financial services: 0.45%
Tronox Finance plc 144A	5.75	10-1-2025	5,000,000	5,187,500
Health care: 1.10%
Pharmaceuticals: 1.10%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	12,000,000	12,570,000
Information technology: 0.46%
Technology hardware, storage & peripherals: 0.46%
Seagate HDD 144A	3.13	7-15-2029	1,500,000	1,500,165
Seagate HDD 144A	4.09	6-1-2029	3,488,000	3,737,111
				5,237,276
Materials: 0.29%
Chemicals: 0.29%
Methanex Corporation	5.13	10-15-2027	2,000,000	2,173,760
Methanex Corporation	5.25	12-15-2029	1,000,000	1,083,720
				3,257,480
Total Yankee corporate bonds and notes (Cost $25,071,662)				26,252,256

		Yield	Shares	Value
Short-term investments: 0.23%
Investment companies: 0.23%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03%	2,590,661	$ 2,590,661
Total Short-term investments (Cost $2,590,661)				2,590,661
Total investments in securities (Cost $819,376,536)	99.95%			1,138,516,434
Other assets and liabilities, net	0.05			546,373
Total net assets	100.00%			$1,139,062,807

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Wells Fargo Diversified Capital Builder Fund  |  5

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC*	$44,100	$623,350	$(667,450)	$0	$0	$0		0	$0
Wells Fargo Government Money Market Fund Select Class	9,255,832	23,029,895	(29,695,066)	0	0	2,590,661		2,590,661	76
				$0	$0	$2,590,661	0.23%		$76

*	No longer held at the end of period
See accompanying notes to portfolio of investments

6  |  Wells Fargo Diversified Capital Builder Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Diversified Capital Builder Fund  |  7

Notes to portfolio of investments—December 31, 2020 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,763,200	$0	$0	$8,763,200
Consumer discretionary	10,624,800	0	0	10,624,800
Consumer staples	2,362,279	0	0	2,362,279
Health care	351,203,450	0	0	351,203,450
Industrials	104,402,400	0	0	104,402,400
Information technology	405,124,230	0	0	405,124,230
Materials	48,966,785	0	0	48,966,785
Real estate	3,979,750	0	0	3,979,750
Utilities	31,300,300	0	0	31,300,300
Corporate bonds and notes	0	142,946,323	0	142,946,323
Yankee corporate bonds and notes	0	26,252,256	0	26,252,256
Short-term investments
Investment companies	2,590,661	0	0	2,590,661
Total assets	$969,317,855	$169,198,579	$0	$1,138,516,434
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

8  |  Wells Fargo Diversified Capital Builder Fund